Cover	Mar. 24, 2023	Mar. 20, 2023
Entity Listings [Line Items]
Document Type		8-K
Document Period End Date		Mar. 20, 2023
Entity Registrant Name		Proterra Inc
Entity Incorporation, State or Country Code		DE
Entity File Number		001-39546
Entity Tax Identification Number		90-2099565
Entity Address, Address Line One		1815 Rollins Road
Entity Address, City or Town		Burlingame
Entity Address, State or Province		CA
Entity Address, Postal Zip Code		94010
City Area Code		864
Local Phone Number		438-0000
Entity Information, Former Legal or Registered Name
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key		0001820630
Amendment Flag		false
Common Stock, $0.0001 par value per share
Entity Listings [Line Items]
Title of 12(b) Security		Common Stock, $0.0001 par value per share
Trading Symbol		PTRA
Security Exchange Name		NASDAQ